Performance Management - RAREVIEW HUMANOID ROBOTICS ETF	Aug. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Since the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by calling 1-888-783-8637 and may also be available at www.rareviewcapital.com.

Performance One Year or Less [Text]	Since the Fund has not yet launched, the performance section is omitted.
Performance Availability Website Address [Text]	www.rareviewcapital.com
Performance Availability Phone [Text]	1-888-783-8637